Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income / Loss (thousands)(6)
2025	$621,927	$861,142	$604,956	$754,011	$140	$(90,411)
2024	$633,126	$758,380	$542,335	$615,332	$91	$(29,152)
2023	$890,422	$670,482	$456,288	$386,204	$65	$(12,877)

Named Executive Officers, Footnote [Text Block]

(1)	In his capacity as Chief Executive Officer, Mr. Ash is included as our PEO for 2025, 2024 and 2023. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)	In 2025, the non-PEO NEOs comprised of Messrs. Williams and van Heerden.

(3)	In 2024, the non-PEO NEOs comprised of Messrs. Williams and van Heerden.

(4)	In 2023, the non-PEO NEOs comprised of Messrs. Williams, van Heerden and Wiens.

PEO Total Compensation Amount	[1],[2],[3]	$ 621,927	$ 633,126	$ 890,422
Compensation Actually Paid	[1],[2],[3]	$ 861,142	758,380	670,482
Adjustment To PEO Compensation, Footnote [Text Block]

The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Ash and our other named executive officers (other than the PEO) for each year covered by the Pay Versus Performance Table above (as reported in columns (b) and (d) above, respectively) as compared to the Compensation Actually Paid to Mr. Ash and Average Compensation Actually Paid to our other named executive officers (other than the PEO) for each such covered year (as reported in columns (c) and (e) above, respectively). The Company’s named executive officers (other than the PEOs) whose compensation is used to calculate the average amounts in the pay for performance table above for fiscal year ended December 31, 2025, are Messrs. Williams and van Heerden, for fiscal year ended December 31, 2024 are Messrs. Williams and van Heerden and, for fiscal year ended December 31, 2023, are Messrs. Williams and Wiens.

Adjustments(1)(2)		PEO		Other NEO Average
		2025	2024	2023	2025	2024	2023
Summary Compensation Table Total		$621,927	$633,126	$890,422	$604,956	$542,335	$456,288
Deduction for amount reported in “Option Awards” column of the Summary Compensation Table	(-)	$-	$-	$-	$-	$-	$-
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$(193,397)	$(234,369)	$(477,376)	$(182,091)	$(149,700)	$(206,479)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+/-)	$218,226	$309,821	$148,657	$205,471	$201,064	$84,423
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year	(+/-)	$-	$-	$172,201	$-	$-	$102,163
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+/-)	$164,772	$(39,482)	$(39,513)	$93,046	$17,548	$(10,453)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+/-)	$49,614	$(10,320)	$(23,909)	$32,629	$4,086	$(11,338)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(+/-)	$-	$-	$-	$-	$-	$(28,400)
Addition of the dollar value of any dividends paid on awards granted during the FY prior to the vesting date not otherwise included in the total compensation for the FY	(+)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid		$861,142	$758,380	$670,482	$754,011	$615,332	$386,204

(1)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years except for an award granted to Mr. Ash, Mr. Williams, and Mr. Wiens made in June 2023 which was fully vested on the date of grant and an award granted to Mr. Ash, Mr. Williams and Mr. Wiens made in July 2023 which vests pro-ratably on March 31, 2024, March 31, 2025 and March 31, 2026. See the Executive Compensation Discussion and Analysis for a description of the awards and the rationale.

(2)	All 2025, 2024 and 2023 C$ amounts have been converted to US$ using the C$/US$ exchange rate as of the applicable grant or vesting date.

Non-PEO NEO Average Total Compensation Amount	[1],[2],[4],[5]	$ 604,956	542,335	456,288
Compensation Actually Paid	[1],[2],[4],[5],[6]	$ 754,011	615,332	386,204
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph reflects the relationship between the amount of “compensation actually paid” to Mr. Ash and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Ash) with the Company’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and GAAP Net Income / Net Loss

The following table reflects the relationship between the amount of “compensation actually paid” to Mr. Ash and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Ash) with the Company’s net income / net loss, as applicable, as reported under U.S. generally accepted accounting principles (GAAP), over the three years presented in the table. The Company does not use net income or net loss as a performance measure in the overall executive compensation program.

Total Shareholder Return Amount	[7]	$ 140	91	65
Net Income (Loss) Attributable to Parent	[8]	$ (90,411,000)	$ (29,152,000)	$ (12,877,000)
PEO Name		Mr. Ash	Mr. Ash	Mr. Ash
PEO [Member] | Deduction for amount reported in "Option Awards" column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
PEO [Member] | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(193,397)	(234,369)	(477,376)
PEO [Member] | Addition of fair value at fiscal year (FY) end, of Equity Awards Granted during the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		218,226	309,821	148,657
PEO [Member] | Addition of Fair Value at Vesting Date, of Equity Awards Granted During the FY that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				172,201
PEO [Member] | Addition of Change in Fair Value at FY end Versus Prior FY end for Awards Granted in Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		164,772	(39,482)	(39,513)
PEO [Member] | Addition of Change in Fair Value at Vesting Date Versus Prior FY end for Awards Granted in Prior FY that Vested During the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		49,614	(10,320)	(23,909)
PEO [Member] | Deduction of the Fair Value at the Prior FY end for Awards Granted in Prior FY that Failed to Meet their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
PEO [Member] | Addition of the Dollar Value of any Dividends Paid on Awards Granted During the FY Prior to the Vesting Date not Otherwise Included in the Total Compensation for the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Non-PEO NEO [Member] | Deduction for amount reported in "Option Awards" column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Non-PEO NEO [Member] | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(182,091)	(149,700)	(206,479)
Non-PEO NEO [Member] | Addition of fair value at fiscal year (FY) end, of Equity Awards Granted during the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		205,471	201,064	84,423
Non-PEO NEO [Member] | Addition of Fair Value at Vesting Date, of Equity Awards Granted During the FY that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				102,163
Non-PEO NEO [Member] | Addition of Change in Fair Value at FY end Versus Prior FY end for Awards Granted in Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		93,046	17,548	(10,453)
Non-PEO NEO [Member] | Addition of Change in Fair Value at Vesting Date Versus Prior FY end for Awards Granted in Prior FY that Vested During the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		32,629	4,086	(11,338)
Non-PEO NEO [Member] | Deduction of the Fair Value at the Prior FY end for Awards Granted in Prior FY that Failed to Meet their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				(28,400)
Non-PEO NEO [Member] | Addition of the Dollar Value of any Dividends Paid on Awards Granted During the FY Prior to the Vesting Date not Otherwise Included in the Total Compensation for the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount

[1]	All 2025, 2024 and 2023 C$ amounts have been converted to US$ using the C$/US$ exchange rate as of the applicable grant or vesting date.
[2]	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years except for an award granted to Mr. Ash, Mr. Williams, and Mr. Wiens made in June 2023 which was fully vested on the date of grant and an award granted to Mr. Ash, Mr. Williams and Mr. Wiens made in July 2023 which vests pro-ratably on March 31, 2024, March 31, 2025 and March 31, 2026. See the Executive Compensation Discussion and Analysis for a description of the awards and the rationale.
[3]	In his capacity as Chief Executive Officer, Mr. Ash is included as our PEO for 2025, 2024 and 2023. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
[4]	In 2024, the non-PEO NEOs comprised of Messrs. Williams and van Heerden.
[5]	In 2025, the non-PEO NEOs comprised of Messrs. Williams and van Heerden.
[6]	In 2023, the non-PEO NEOs comprised of Messrs. Williams, van Heerden and Wiens.
[7]	TSR
[8]	Represents the Company’s net income / net loss as disclosed in our annual report on Form 10-K for the respective year.